UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.38%
Aerospace & Defense - 4.47%
CPI Aerostructures, Inc. (a)	31,292	$379,885
Cubic Corp.	13,800	710,010
National Presto Industries, Inc.	15,171	889,931
SIFCO Industries, Inc.	30,821	998,600
		2,978,426
Automobiles - 0.83%
Thor Industries, Inc.	9,355	549,700
Banks - 1.21%
Bar Harbor Bankshares	10,225	311,760
First of Long Island Corp.	19,643	496,575
		808,335
Building Products - 1.88%
Apogee Enterprises, Inc.	27,735	1,254,454
Chemicals - 2.79%
Hawkins, Inc.	14,461	570,342
KMG Chemicals, Inc.	31,769	591,221
LSB Industries, Inc. (a)	8,230	272,166
Stepan Co.	6,165	255,231
Zep, Inc.	12,630	171,894
		1,860,854
Commercial Services & Supplies - 1.56%
MSA Safety, Inc.	18,964	1,041,693
Construction & Engineering - 5.62%
Furmanite Corp. (a)	71,832	456,133
Granite Construction, Inc.	91,671	3,286,406
		3,742,539
Containers & Packaging - 4.58%
AptarGroup, Inc.	46,774	3,052,004
Electrical Equipment - 2.77%
Espey Manufacturing & Electronics Corp.	24,090	552,143
LSI Industries, Inc.	115,214	776,542
Powell Industries, Inc.	12,092	514,515
		1,843,200
Electronic Equipment, Instruments & Components - 0.68%
Badger Meter, Inc.	8,275	455,870
Energy Equipment & Services - 9.97%
C&J Energy Services, Inc. (a)	57,370	869,156
Dawson Geophysical Co.	8,885	120,214
Dril-Quip, Inc. (a)	11,144	888,734
Gulf Island Fabrication, Inc.	55,661	1,085,946
Gulfmark Offshore, Inc. - Class A	28,450	741,123
Mitcham Industries, Inc. (a)	42,673	325,168
RPC, Inc.	33,675	447,541
Unit Corp. (a)	56,735	2,168,411
		6,646,293
Food & Staples Retailing - 2.08%
Weis Markets, Inc.	30,107	1,388,535
Food Products - 10.79%
Cal-Maine Foods, Inc.	38,351	1,606,140
Flowers Foods, Inc.	52,769	1,028,996
J & J Snack Foods Corp.	33,909	3,562,140
Sanderson Farms, Inc.	9,482	823,132
Tootsie Roll Industries, Inc.	5,977	174,170
		7,194,578

Health Care Equipment & Supplies - 7.84%
Atrion Corp.	1,895	615,894
ICU Medical, Inc. (a)	9,485	793,800
Kewaunee Scientific Corp.	17,188	300,446
Merit Medical Systems, Inc. (a)	43,242	639,982
Span-America Medical Systems, Inc.	38,061	730,391
Utah Medical Products, Inc.	36,889	2,142,143
		5,222,656
Hotels, Restaurants & Leisure - 5.72%
Marcus Corp.	190,831	3,141,078
Monarch Casino & Resort, Inc. (a)	40,692	673,860
		3,814,938
Household Durables - 1.16%
Hooker Furniture Corp.	50,259	773,486
Household Products - 0.65%
Oil-Dri Corp. of America	16,065	434,558
Insurance - 1.39%
Baldwin & Lyons, Inc. - Class B	19,411	495,951
Kansas City Life Insurance Co.	8,984	427,728
		923,679
Leisure Products - 6.64%
Johnson Outdoors, Inc. - Class A	50,982	1,545,774
Sturm Ruger & Co., Inc.	75,679	2,882,612
		4,428,386
Machinery - 19.63%
Astec Industries, Inc.	30,821	1,210,340
Columbus McKinnon Corp.	20,498	547,502
FreightCar America, Inc.	28,446	822,943
Gorman-Rupp Co.	101,166	3,166,495
Graham Corp.	37,283	1,132,285
Hardinge, Inc.	72,780	891,555
Hyster-Yale Materials Handling, Inc.	4,515	331,446
LB Foster Co. - Class A	40,225	1,864,428
LS Starrett Co. - Class A	14,935	216,259
MFRI, Inc. (a)	58,912	496,039
Miller Industries, Inc.	22,756	407,788
Sun Hydraulics Corp.	29,300	1,179,910
Twin Disc, Inc.	35,728	817,457
		13,084,447
Media - 0.15%
Value Line, Inc.	6,690	102,424
Metals & Mining - 1.86%
Ampco-Pittsburgh Corp.	20,447	374,180
Synalloy Corp.	50,258	861,925
		1,236,105
Road & Rail - 0.72%
Marten Transport Ltd.	22,250	478,375
Semiconductors & Semiconductor Equipment - 2.05%
Cabot Microelectronics Corp. (a)	14,030	663,619
MKS Instruments, Inc.	19,175	698,737
		1,362,356
Specialty Retail - 0.86%
Buckle, Inc.	11,140	570,257
Textiles, Apparel & Luxury Goods - 0.73%
Lakeland Industries, Inc. (a)	42,261	488,115
Thrifts & Mortgage Finance - 0.75%
Hingham Institution for Savings	5,841	501,713
TOTAL COMMON STOCKS (Cost $70,991,756)		$66,237,976

SHORT-TERM INVESTMENTS - 0.76%
Money Market Funds - 0.76%
First American Prime Obligations Fund, 0.016% (b)	508,154	508,154
TOTAL SHORT-TERM INVESTMENTS (Cost $508,154)		508,154

Total Investments (Cost $71,499,910) - 100.14%		66,746,130
Liabilities in Excess of Other Assets - (0.14%)		(90,660)
TOTAL NET ASSETS - 100.00%		$66,655,470

(a) Non-income producing security.
(b) Variable rate security; the rate shown represents the rate at November 30, 2014.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$71,499,910
Gross unrealized appreciation	$3,733,774
Gross unrealized depreciation	$(8,487,554)
Net unrealized appreciation	$(4,753,780)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1 (1)	Level 2 (1)	Level 3	Total
Equity
Common Stock*	$65,435,817	$802,159	$-	$66,237,976
Total Equity	65,435,817	802,159	-	66,237,976

Short-Term Investments	508,154	-	-	508,154

Total Investments in Securities	$65,943,971	$802,159	$-	$66,746,130

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

Transfers into Level 1	$-
Transfers out of Level 1	(802,159)
Net transfers in and/or out of Level 1	$(802,159)

Transfers into Level 2	$802,159
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$802,159

(1) Transfers between levels resulted from securities priced previously with an official close price (Level 1 securities) or on days where there has been no sale on such exchange or on NASDAQ the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)/s/ John Buckel
                                          John Buckel,  President

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
                                            John Buckel, President

Date January 19, 2015

By (Signature and Title)*/s/ Jennifer Lima
                                            Jennifer Lima, Treasurer

Date January 19, 2015

* Print the name and title of each signing officer under his or her signature.